Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Event [Abstract]
SUBSEQUENT EVENT

11. SUBSEQUENT EVENTS

Amendments to Credit Agreement

On July 31, 2018, FlexShopper, through a wholly-owned indirect subsidiary (the “Borrower”), entered into Amendment No. 7 (the “Seventh Amendment”) to the Credit Agreement.  The Seventh Amendment amended the Credit Agreement provided that, among other things, if the Company raises at least $20 million in equity funding (the “Equity Raise”) on or before August 31, 2018, the Commitment Termination Date (as defined in the Credit Agreement) will be extended to February 28, 2021; provided, however, if the Equity Raise is not completed on or before August 31, 2018, the Commitment Termination Date will be a date determined by the Administrative Agent in its sole discretion, but in no event earlier than August 31, 2018 or later than February 28, 2021. In addition, upon completion of the Equity Raise, the interest rate charged will be reduced to LIBOR plus eleven percent (11%) per annum. The Commitment Maturity Date (as defined in the Credit Agreement) is one year after the Commitment Termination Date.

On August 29, 2018, the Borrower entered into Amendment No. 8 (the “Eighth Amendment”) to the Credit Agreement to further extend the deadline to complete an Equity Raise to be September 30, 2018 and reduce the required amount for such raise to $15 million. If the Equity Raise is consummated on or before September 30, 2018, the Scheduled Commitment Termination Date will be extended to June 30, 2019 or such later date to be determined by the Administrative Agent in its sole discretion, but not later than February 28, 2021, by notice to the Company on or before April 1, 2019; provided, however, if the Equity Raise is not completed on or before September 30, 2018, the Scheduled Commitment Termination Date will be a date determined by the Administrative Agent in its sole discretion, but in no event earlier than September 30, 2018 or later than June 30, 2019. Proceeds of a successful equity raise on or prior to September 30, 2018 are required to be used to prepay loans under the Credit Agreement in an amount necessary such that the outstanding principal balance thereof is less than or equal to 95% of the Borrowing Base (as defined in the Credit Agreement). Pursuant to the Eighth Amendment, upon the consummation of a successful raising by the Company or its affiliates of equity funding on or prior to September 30, 2018, the Borrower must maintain a reserve amount of $1,000,000, which amount may be withdrawn by the Administrative Agent to pay any amounts not paid by the Borrower when due under the Credit Agreement or, in the discretion of the Administrative Agent, to pay any other commercially reasonable costs or expenses of the Borrower. If any portion of the reserve amount is used in such manner, such reserve will be replenished up to $1,000,000 in connection with the monthly applications of proceeds under the Credit Agreement. Additionally, the Eighth Amendment amended the Credit Agreement to provide that, among other things, (a) if the Company completes the Equity Raise on or before September 30, 2018, the interest rate on loans under the Credit Agreement will be reduced to a low double-digit percentage per annum beginning on February 1, 2019; and (b) certain increased advance rates established by a previous Credit Agreement amendment are extended through September 30, 2018; however, if the Equity Raise has not closed, (i) beginning on September 17, 2018, the advance rate for certain Eligible Leases (as defined in the Credit Agreement) existing prior to the date of the Eighth Amendment will be reduced by a low single-digit percentage each week and (ii) the advance rate for such Eligible Leases added to the Borrowing Base (as defined in the Credit Agreement) on or after the date of the Eighth Amendment shall be a percentage in the mid-nineties.

Modification to Promissory Note

On July 5, 2018, FlexShopper, pursuant to the terms of the Promissory Note, received a 30-day written notice for payment of principal and interest from NRNS Capital Holdings LLC (“NRNS”). On July 31, 2018, NRNS rescinded notice and extended the payment in full of all principal and interest under NRNS’ Note (as described in Note 5) until on or before August 31, 2018 (or any later date agreed to by NRNS). In consideration of the extension, FlexShopper agreed that from July 31, 2018 until August 31, 2018, the unpaid principal balance of the Note will bear interest at a rate equal to five percent (5.00%) per annum in excess of the non-default rate of interest from time to time in effect under the Senior Credit Agreement (as defined in the Note). Pursuant to the terms of the subordinated promissory notes, repayment is not permitted and remedies are not available, other than default interest, without the consent of the Credit Agreement lender.

Amended and Restated Promissory Notes

On August 29, 2018, FlexShopper, through a wholly-owned subsidiary, issued amended and restated Notes to Mr. Heiser and NRNS under which (1) the maturity date for such Notes was set at June 30, 2019 and (2) in connection with the completion of the offering described in this prospectus the holders of such Notes were granted the option to convert up to 50% of the outstanding principal of the Notes plus accrued and unpaid interest thereon into shares of common stock at a conversion price equal to the price paid to the Company by the underwriters for shares sold in the offering net of the underwriting discount. The Company can prepay principal and interest at any time without penalty. Amounts outstanding under the Notes bear interest at a rate equal to 5.00% per annum in excess of the non-default rate of interest from time to time in effect under the Credit Agreement. Obligations under the Notes are subordinated to obligations under the Credit Agreement.

11. SUBSEQUENT EVENT:

On January 9, 2018, the Credit Agreement was modified to extend the Commitment Termination Date from April 1, 2018 to August 31, 2018. (See Note 5)

On January 29, 2018 and January 30, 2018, the Company entered into letter agreements with Russ Heiser, the Company’s Chief Financial Officer, and NRNS Capital Holdings LLC (“NRNS”), respectively (such letter agreements, together, the “Commitment Letters”), pursuant to which the Company issued a subordinated promissory note to each of Mr. Heiser and NRNS (together, the “Notes”). The Commitment Letters provide that Mr. Heiser and NRNS each shall make advances to the Company under the applicable Note in aggregate amounts up to $1,000,000 and $2,500,000, respectively. Such amounts may be drawn by the Company until July 31, 2018 in one or more advances. Upon issuance of the Notes, the Company drew $500,000 on the Note held by Mr. Heiser and $2,500,000 on the Note held by NRNS. Payments of principal and accrued interest are due and payable by the Company upon 30 days’ prior written notice from the applicable noteholder and the Company can prepay principal and interest at any time without penalty.